Fair Value Measurements (Assets Measured at Fair Value on a Nonrecurring Basis) (Details) - Fair Value, Measurements, Nonrecurring [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchased video content recorded in prepaid and other assets	$ 214	$ 257
Intangible assets, net	4,692	7,695
Goodwill	10,257	46,944
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchased video content recorded in prepaid and other assets	0	0
Intangible assets, net	0	0
Goodwill	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchased video content recorded in prepaid and other assets	0	0
Intangible assets, net	0	0
Goodwill	0	0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchased video content recorded in prepaid and other assets	214	257
Intangible assets, net	4,692	7,695
Goodwill	$ 10,257	$ 46,944